Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt, net
Total long-term debt	$ 2,340,778	$ 2,527,262
Comprehensive Financing Plan exit fees accrued	21,099	18,948
Less: Deferred finance costs, Current portion	(11,177)	(22,330)
Total long-term debt net of deferred finance costs, Current portion	2,329,601	2,504,932
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt, Current portion	634,864	648,528
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt, Current portion	622,851	624,570
HSH Nordbank-EnTrustPermal
Long-Term Debt, net
Long-term debt, Current portion		12,200
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Long-term debt, Current portion	23,109	34,359
Deutsche Bank
Long-Term Debt, net
Long-term debt, Current portion	156,062	164,582
Citibank
Long-Term Debt, net
Long-term debt, Current portion	117,316	127,353
Credit Suisse
Long-Term Debt, net
Long-term debt, Current portion	176,189	189,080
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Long-Term Debt, net
Long-term debt, Current portion	199,302	217,584
EnTrustPermal-Credit Suisse CitiGroup
Long-Term Debt, net
Long-term debt, Current portion	220,689	242,229
The Royal Bank of Scotland (January 2011 Credit Facility)
Long-Term Debt, net
Long-term debt, Current portion	24,316	42,384
HSH Nordbank AG Aegean Baltic Bank Piraeus Bank (January 2011 Credit Facility)
Long-Term Debt, net
Long-term debt, Current portion	17,205	34,562
ABN Amro Bank of America Merrill Lynch Burlington Loan Management National Bank of Greece (January 2011 Credit Facility)
Long-Term Debt, net
Long-term debt, Current portion	8,771	9,655
Sinosure CEXIM-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt, Current portion	81,360	101,700
Club Facility (January 2011 Credit Facility)
Long-Term Debt, net
Long-term debt, Current portion		11,590
Citibank-Eurobank Credit Facility (January 2011 Credit Facility)
Long-Term Debt, net
Long-term debt, Current portion	$ 37,645	$ 47,938